Goodwill - Summary of Goodwill (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 2,072,493	₩ 2,072,493	₩ 2,075,009
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,306,236	1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	764,082	764,082
Other goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 2,175	₩ 2,175